Document and Entity Information	0 Months Ended
Mar. 07, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 07, 2014
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Central Index Key	0001584433
Amendment Flag	false
Document Creation Date	Mar. 07, 2014
Document Effective Date	Mar. 07, 2014
Prospectus Date	Nov. 01, 2013
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class A
Risk/Return:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-F-1
Risk/Return:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-1
Risk/Return:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2
Risk/Return:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-3
Risk/Return:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-4
Risk/Return:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5
Risk/Return:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-6
Risk/Return:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class B
Risk/Return:
Trading Symbol	DWGBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class C
Risk/Return:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-1
Risk/Return:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-2
Risk/Return:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-A
Risk/Return:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-B
Risk/Return:
Trading Symbol	CDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-C
Risk/Return:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-E
Risk/Return:
Trading Symbol	CDWEX